Offerings - Offering: 1	Jun. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	12.4925
Maximum Aggregate Offering Price	$ 49,970,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,900.86
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, this registration statement also covers any additional shares of Class A common stock of Ramaco Resources, Inc. (the “Registrant”) that may be granted under the Ramaco Resources, Inc. Long-Term Incentive Plan (the “LTIP”) to prevent dilution resulting from stock splits, stock dividends or similar transactions. Represents 4,000,000 shares of the Registrant’s Class A common stock that were added to the shares reserved for issuance under the LTIP. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, and based on $12.4925 per share, the average of the high and low prices of the Registrant’s Class A common stock as reported on the Nasdaq Global Select Market on June 29, 2026. The Registrant does not have any fee offsets.